Summary of Common Stock Options Exercisable (Details) - Equity 2019 Incentive Plan [Member] - The Arena Group Holdings Inc [Member]	Jun. 03, 2021 $ / shares shares
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of shares vest	568,601
Exercise Price Range One [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock price | $ / shares	$ 14.30
Number of shares vest	114,035
Exercise Price Range Two [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock price | $ / shares	$ 22.00
Number of shares vest	151,522
Exercise Price Range Three [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock price | $ / shares	$ 33.00
Number of shares vest	151,522
Exercise Price Range Four [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock price | $ / shares	$ 44.00
Number of shares vest	151,522